UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Value® Fund	February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.85%
Consumer Discretionary – 3.00%
Lowe’s	5,986,066	$445,183,728
		445,183,728
Consumer Staples – 12.11%
Archer-Daniels-Midland	9,760,837	458,466,514
CVS Health	5,526,202	445,301,357
Kraft Heinz	4,963,162	454,178,955
Mondelez International	10,026,860	440,379,691
		1,798,326,517
Energy – 13.05%
Chevron	3,888,824	437,492,700
ConocoPhillips	9,139,984	434,789,039
Halliburton	8,049,599	430,331,563
Marathon Oil	13,458,552	215,336,832
Occidental Petroleum	6,426,522	421,258,517
		1,939,208,651
Financials – 12.33%
Allstate	5,712,882	469,370,385
Bank of New York Mellon	9,412,874	443,722,880
BB&T	9,559,423	460,955,377
Marsh & McLennan	6,226,887	457,551,657
		1,831,600,299
Healthcare – 21.68%
Abbott Laboratories	10,523,000	474,376,840
Cardinal Health	5,736,644	466,790,722
Express Scripts Holding †	6,185,175	436,982,614
Johnson & Johnson	3,715,312	454,048,279
Merck & Co.	7,021,842	462,528,733
Pfizer	13,413,758	457,677,423
Quest Diagnostics	4,808,185	468,509,546
		3,220,914,157
Industrials – 9.27%
Northrop Grumman	1,836,132	453,689,856
Raytheon	2,999,834	462,424,411
Waste Management	6,283,899	460,735,475
		1,376,849,742
Information Technology – 12.25%
CA	13,805,177	445,493,062
Cisco Systems	13,833,447	472,827,218
Intel	11,916,629	431,381,970
Oracle	11,029,900	469,763,441
		1,819,465,691

NQ-456 [2/17] 4/17 (18980)     1

Schedule of investments
Delaware Value® Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Materials – 3.08%
EI du Pont de Nemours & Co.	5,825,704	$457,550,792
		457,550,792
Real Estate – 2.99%
Equity Residential	7,040,900	444,069,563
		444,069,563
Telecommunications – 5.86%
AT&T	10,559,908	441,298,555
Verizon Communications	8,642,433	428,923,950
		870,222,505
Utilities – 3.23%
Edison International	6,012,898	479,468,487
		479,468,487
Total Common Stock (cost $11,645,426,266)		14,682,860,132

	Principal amount°
Short-Term Investments – 1.04%
Discount Notes – 0.50%≠
Federal Home Loan Bank
0.504% 3/10/17	11,328,937	11,327,827
0.518% 3/24/17	17,550,702	17,546,332
0.523% 4/25/17	33,580,400	33,556,290
0.55% 5/26/17	12,626,054	12,610,069
		75,040,518
Repurchase Agreements – 0.46%
Bank of America Merrill Lynch
0.46%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $20,762,495 (collateralized by U.S.
government obligations 3.00% 2/15/47;
market value $21,177,486)	20,762,229	20,762,229
Bank of Montreal
0.45%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $20,762,489 (collateralized by U.S.
government obligations 0.00%-2.00%
8/31/18-5/15/40; market value $21,177,475)	20,762,230	20,762,230

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(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.50%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $27,046,917 (collateralized by U.S.
government obligations 0.00%-1.875%
4/15/17-2/15/37; market value $27,587,472)	27,046,541	$27,046,541
		68,571,000
U.S. Treasury Obligation – 0.08%≠
U.S. Treasury Bill 0.443% 4/13/17	11,464,180	11,457,691
		11,457,691
Total Short-Term Investments (cost $155,064,565)		155,069,209

Total Value of Securities – 99.89%
(cost $11,800,490,831)		14,837,929,341

Receivables and Other Assets Net of Liabilities – 0.11%		16,612,875
Net Assets Applicable to 726,519,261 Shares Outstanding – 100.00%		$14,854,542,216

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

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Notes
Delaware Value® Fund	February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds II (Trust) - Delaware Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$11,800,490,831
Aggregate unrealized appreciation of investments	$3,283,681,731
Aggregate unrealized depreciation of investments	(246,243,221)
Net unrealized appreciation of investments	$3,037,438,510

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Total
Common Stock	$14,682,860,132	$—	$14,682,860,132
Short-Term Investments	—	155,069,209	155,069,209
Total Value of Securities	$14,682,860,132	$155,069,209	$14,837,929,341

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

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(Unaudited)

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-456 [2/17] 4/17 (18980)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: